Property and Equipment (Details) - Schedule of property and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Balance at Beginning Cost		$ 35
Business combination		37
Additions	$ 335	132
Adjustments arising from translating financial statements from functional currency to presentation currency	(14)
Balance at Ending Cost	525	204
Balance at Beginning Accumulated depreciation		3
Depreciation expense	88	41
Adjustments arising from translating financial statements from functional currency to presentation currency	(2)
Balance at Ending Accumulated depreciation	130	44
Net assets	395	160
Computers and Software [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Balance at Beginning Cost		35
Business combination		17
Additions	42	73
Adjustments arising from translating financial statements from functional currency to presentation currency
Balance at Ending Cost	167	125
Balance at Beginning Accumulated depreciation		3
Depreciation expense	51	30
Adjustments arising from translating financial statements from functional currency to presentation currency
Balance at Ending Accumulated depreciation	84	33
Net assets	83	92
Office equipment & furniture [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Balance at Beginning Cost
Business combination		11
Additions	41	48
Adjustments arising from translating financial statements from functional currency to presentation currency
Balance at Ending Cost	100	59
Balance at Beginning Accumulated depreciation
Depreciation expense	9	10
Adjustments arising from translating financial statements from functional currency to presentation currency
Balance at Ending Accumulated depreciation	19	10
Net assets	71	49
Leasehold Improvements [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Balance at Beginning Cost
Business combination
Additions	99	6
Adjustments arising from translating financial statements from functional currency to presentation currency
Balance at Ending Cost	105	6
Balance at Beginning Accumulated depreciation
Depreciation expense	9	1
Adjustments arising from translating financial statements from functional currency to presentation currency
Balance at Ending Accumulated depreciation	10	1
Net assets	95	5
Communication & Equipment [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Business combination		9
Additions	153	5
Adjustments arising from translating financial statements from functional currency to presentation currency	(14)
Balance at Ending Cost	153	14
Balance at Beginning Accumulated depreciation
Depreciation expense	19
Adjustments arising from translating financial statements from functional currency to presentation currency	(2)
Balance at Ending Accumulated depreciation	17
Net assets	$ 136	$ 14